Share-Based Compensation - Fair value assumptions - Domastic plan (Details) - Shanghai OneSmart - Domestic Plan	12 Months Ended
Aug. 31, 2017 ¥ / shares
Fair value assumptions
Risk-free interest rate	4.80%
Expected volatility	47.30%
Suboptimal exercise factor	2.50
Minimum
Fair value assumptions
Fair value per ordinary share	¥ 203.20
Maximum
Fair value assumptions
Fair value per ordinary share	¥ 285.30